UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22908

Blackstone Real Estate Income Master Fund

Exact Name of Registrant as Specified in Charter

345 Park Avenue

42nd Floor

New York, NY 10154

Address of Principal Executive Offices

Registrant’s telephone number, including area code: (212) 583-5000

Judy Turchin, Esq.

c/o Blackstone Real Estate Income Advisors L.L.C.

345 Park Avenue

42nd Floor

New York, NY 10154

Name and Address of Agent for Service

With a Copy to:

Sarah E. Cogan, Esq.

Michael W. Wolitzer, Esq.

Simpson Thacher & Bartlett LLP

425 Lexington Avenue

New York, NY 10017

Date of fiscal year end: December 31, 2015

Date of reporting period: March 31, 2015

Item 1. The Consolidated Schedule of Investments.

The Consolidated Schedule of Investments is attached herewith.

Blackstone Real Estate Income Master Fund

Schedule of Investments (Unaudited)

March 31, 2015

	Principal Amount	Value
LONG-TERM INVESTMENTS — 136.7%
COMMERCIAL MORTGAGE-BACKED SECURITIES — 101.7%
American Homes 4 Rent, Series 2014-SFR1, Class E, 2.75%, 06/17/31 (a),(b),(c)	$3,794,144	$3,701,525
American Homes 4 Rent, Series 2014-SFR2, Class E, 6.23%, 10/17/36 (a),(c),(d)	12,573,000	13,527,222
American Homes 4 Rent, Series 2014-SFR3, Class E, 6.42%, 12/17/36 (a),(d)	12,222,000	13,306,287
American Homes 4 Rent, Series 2015-SFR1, Class E, 5.64%, 04/17/52 (a),(d)	10,071,000	10,369,725
Banc of America Merrill Lynch, Series 2014-FL1, Class E, 2.15%, 12/15/31 (a),(b),(d)	9,361,000	8,387,141
Banc of America Merrill Lynch, Series 2014-FRR5, Class A714, 0.00%, 01/27/47 (a),(c),(e)	14,843,755	11,087,754
Banc of America Merrill Lynch, Series 2015-ASHF, Class F, 5.17%, 01/15/28 (a),(b),(d)	8,915,000	8,946,612
Banc of America Merrill Lynch,
Series 2014-INLD, Class E, 3.51%, 12/15/29 (a),(b),(c),(d)	21,112,000	20,647,753
Series 2014-INLD, Class F, 2.70%, 12/15/29 (a),(b),(c),(d)	45,859,000	42,140,688
BHMS Mortgage Trust,
Series 2014-ATLS, Class BFX, 4.24%, 07/05/33 (a),(c),(d)	10,102,000	10,411,276
Series 2014-ATLS, Class EFL, 4.17%, 07/05/33 (a),(b),(d)	10,000,000	9,997,276
Carefree Portfolio Trust, Series 2014-CARE, Class F, 2.76%, 11/15/19 (a),(b),(c)	13,538,000	12,457,126
Citigroup Commercial Mortgage Trust, Series 2012-GC8, Class E, 4.88%, 09/10/45 (a),(b),(d)	6,296,926	5,902,607
Citigroup Commercial Mortgage Trust, Series 2013-375 P, Class E, 3.52%, 05/10/35 (a),(b),(d)	12,790,613	12,001,366
Colony American Homes, Series 2014-1A, Class E, 3.05%, 05/17/31 (a),(b),(d)	26,348,841	25,949,366
Colony American Homes, Series 2014-2A, Class E, 3.38%, 07/17/31 (a),(b),(d)	17,238,100	17,187,868
Commercial Mortgage Trust, Series 2013-CR8, Class E, 3.97%, 06/10/46 (a),(b),(c),(d)	10,522,000	8,701,308
Commercial Mortgage Trust, Series 2014-CR17, Class E, 4.80%, 05/10/47 (a),(b),(c)	8,387,000	7,530,910
Commercial Mortgage Trust,
Series 2014-FL5, Class KH1, 3.82%, 08/15/31 (a),(b),(d)	16,445,000	15,470,066
Series 2014-FL5, Class KH2, 4.67%, 08/15/31 (a),(b),(d)	10,598,000	9,902,836
Commercial Mortgage Trust, Series 2014-KYO, Class F, 3.68%, 06/11/27 (a),(b),(d)	7,450,000	7,425,521
Commercial Mortgage Trust, Series 2014-UBS5, Class D, 3.50%, 09/10/47 (a),(c)	2,006,000	1,696,405
Commercial Mortgage Trust, Series 2012-CR5, Class F, 4.34%, 12/10/45 (a),(b),(c)	12,489,160	11,166,955
Credit Suisse Mortgage Trust, Series 2014-USA, Class E, 4.37%, 09/15/37 (c),(d)	13,012,000	12,403,469
Credit Suisse Mortgage Trust, Series 2015-TOWN, Class E, 4.33%, 03/15/17 (a),(b),(c)	25,502,000	25,515,516
Cress Ltd.,
Series 2008, Class B, 1.48%, 12/21/42 (a),(b)	20,411,074	18,165,856
Series 2008, Class C, 1.33%, 12/21/42 (b)	7,500,000	5,250,000
Series 2008, Class D, 1.48%, 12/21/42 (a),(b)	4,219,000	1,898,550
Series 2008, Class E, 1.73%, 12/21/42 (b)	5,156,000	1,289,000
Series 2008, Class F, 1.00%, 12/21/42 (b)	19,637,476	1,965,711
Equity Mortgage Trust,
Series 2014-INNS, Class E, 3.63%, 05/08/31 (a),(b),(d)	10,000,000	9,954,582
Series 2014-INNS, Class F, 4.08%, 05/08/31 (a),(b),(c),(d)	24,443,000	24,219,535
GAHR Commercial Mortgage Trust,
Series 2015-NRF, Class EFX, 3.38%, 12/15/19 (a),(b),(d)	23,844,000	22,585,559
Series 2015-NRF, Class FFX, 3.38%, 12/15/19 (a),(b),(c)	4,087,000	3,820,128
GCCFC Commercial Mortgage Trust, Series 2007-GG9, Class AJ, 5.51%, 03/10/39 (b),(c)	25,363,714	24,178,683
GS Mortgage Securities Trust, Series 2012-GCJ9, Class E, 4.85%, 11/10/45 (a),(b),(c)	10,250,422	9,407,462
GS Mortgage Securities Trust, Series 2014-GSFL, Class E, 6.12%, 07/15/31 (a),(b),(c),(d)	19,516,000	19,732,023
JP Morgan Chase Commercial Mortgage Trust, Series 2013-LC11, Class E, 3.25%, 04/15/46 (a),(b), (c)	4,728,280	3,729,107
JP Morgan Chase Commercial Mortgage Trust, Series 2014-FL6, Class D, 4.42%, 11/15/31 (a),(b),(d)	16,375,000	15,828,188
JP Morgan Chase Commercial Mortgage Trust, Series 2014-INN, Class E, 3.78%, 06/15/29 (a),(b),(d)	16,535,000	16,516,342
LB-UBS Commercial Mortgage Trust, Series 2006-C7, Class AJ, 5.41%, 11/15/38 (c),(d)	14,912,310	14,326,177
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2012-C5, Class G, 4.50%, 08/15/45 (a),(d)	12,300,651	11,171,086
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C10, Class F, 4.08%, 07/15/46 (a),(b),(c)	10,598,802	9,216,933
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C12, Class E, 4.77%, 10/15/46 (a),(b),(d)	6,233,532	5,683,079
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C7, Class F, 4.30%, 02/15/46 (a),(b),(d)	10,844,953	9,422,214
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2013-C9, Class E, 4.16%, 05/15/46 (a),(b),(c)	5,516,000	4,842,701
Series 2013-C9, Class F, 4.16%, 05/15/46 (b),(c)	8,644,588	7,360,143

See Notes to Schedule of Investments.

Blackstone Real Estate Income Master Fund

Schedule of Investments (Continued) (Unaudited)

March 31, 2015

	Principal Amount	Value
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C15, Class E, 4.90%, 04/15/47 (a),(b),(c)	$4,000,000	$3,666,678
Wachovia Bank Commercial Mortgage Trust,
Series 2006-C27, Class AJ, 5.83%, 07/15/45 (b),(c),(d)	18,211,837	18,568,689
Series 2006-C27, Class B, 5.87%, 07/15/45 (b),(c)	8,015,000	6,642,030
Wachovia Bank Commercial Mortgage Trust, Series 2006-C29, Class AJ, 5.37%, 11/15/48 (b),(d)	22,785,682	23,142,863

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (COST $596,461,071)		618,417,897

INTEREST ONLY COMMERCIAL MORTGAGE-BACKED SECURITIES — 1.6%
Commercial Mortgage Trust, Series 2013-LC6, Class XC, 0.79%, 01/10/46 (a),(b),(c)	92,323,222	4,795,268
JPMBB Commercial Mortgage Securities Trust, Series 2014-C19, Class XC, 0.85%, 04/15/47 (a),(b),(c)	28,065,772	1,682,406
JP Morgan Chase Commercial Mortgage Trust, Series 2013-C16, Class XC, 1.26%, 12/15/46 (a),(b),(c)	36,883,521	3,079,110

TOTAL INTEREST ONLY COMMERCIAL MORTGAGE-BACKED SECURITIES (COST $9,465,920)		9,556,784

BANK LOAN — 2.8%
Four Seasons Holdings, Inc., 6.25%, 12/27/20 (b)	17,028,000	17,113,140

TOTAL BANK LOAN (COST $17,068,101)		17,113,140

MEZZANINE DEBT — 26.9%
BHMS Mortgage Trust, Series 2014-MZ, Class M, 7.89%, 07/05/33 (a),(b),(c)	20,204,000	20,342,173
Carefree Portfolio Trust, Series 2014-CMZA, Class MZA, 6.15%, 11/15/19 (a),(b),(c)	24,624,000	24,645,768
Equity Mortgage Trust, Series 2014-INMZ, Class M, 4.93%, 05/08/31 (a),(b),(c)	16,207,241	16,202,800
StorageMart Mezzanine Loan, 8.23%, 04/30/15 (a)	102,500,000	102,500,000

TOTAL MEZZANINE DEBT (COST $163,535,241)		163,690,741

	Shares	Value
COMMON STOCK — 3.7%
REITS-Mortgage — 3.7%
Apollo Commercial Real Estate Finance, Inc. (c)	1,309,297	22,493,722

TOTAL COMMON STOCK (COST $21,791,033)		22,493,722

TOTAL LONG-TERM INVESTMENTS (COST $808,321,366)		831,272,284

	Principal Amount	Value
SHORT-TERM INVESTMENTS — 29.9%
MUTUAL FUND-MONEY MARKET — 16.5%
JP Morgan Prime Money Market	$100,005,099	100,005,099

TOTAL MUTUAL FUND-MONEY MARKET (COST $100,005,099)		100,005,099

REPURCHASE AGREEMENTS — 13.4%
Bank of America Merrill Lynch:
Dated 03/16/15, with a maturity date of 06/16/15, an interest rate of 0.08%, collateralized by USD 10,000,000 U.S. Treasury Notes 2.25%, due 11/15/24 and a market value, including accrued interest of $10,082,289.	10,081,953	10,081,953
Dated 03/16/15, with a maturity date of 06/16/15, an interest rate of 0.08%, collateralized by USD 50,000,000 U.S. Treasury Notes 2.25%, due 11/15/24 and a market value, including accrued interest of $50,411,446.	50,409,765	50,409,765

Dated 03/17/15, with a maturity date of 06/16/15, an interest rate of 0.10%, collateralized by USD 20,000,000 U.S. Treasury Notes 2.25%, due 11/15/24 and a market value, including accrued interest of $21,040,009.	21,039,191	21,039,191

TOTAL REPURCHASE AGREEMENTS (COST $81,530,909)		81,530,909

TOTAL SHORT-TERM INVESTMENTS (COST $181,536,008)		181,536,008

See Notes to Schedule of Investments.

Blackstone Real Estate Income Master Fund

Schedule of Investments (Continued) (Unaudited)

March 31, 2015

	Principal Amount	Value
TOTAL INVESTMENTS IN SECURITIES — 166.6% (COST $989,857,374) (f)		$1,012,808,292

SECURITIES SOLD SHORT — (17.6)%
U.S. TREASURY NOTES — (17.6)%
U.S. Treasury Notes, 1.38%, 03/31/20	25,000,000	(25,006,830)
U.S. Treasury Notes, 2.25%, 11/15/24	80,000,000	(82,275,000)

TOTAL U.S. TREASURY NOTES (PROCEEDS $105,524,278)		(107,281,830)

TOTAL SECURITIES SOLD SHORT (PROCEEDS $105,524,278)		(107,281,830)

Other Assets and Liabilities — (49.0)% (g)		(297,618,119)

Net Assets — 100.0%		$607,908,343

Footnote Legend:

(a)	Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. Security may only be sold to qualified institutional buyers unless registered under the Securities Act of 1933, as amended, or otherwise exempt from registration.
(b)	Variable/floating interest rate security. Rate presented is as of March 31, 2015.
(c)	All or a portion of this security is pledged as collateral for derivative financial instruments.
(d)	All or a portion of this security has been pledged as collateral in connection with reverse repurchase agreements.
(e)	Non-interest bearing bond.
(f)	The cost for federal income tax purposes was $989,857,374. At March 31, 2015, net unrealized appreciation for all securities based on tax cost was $22,950,918. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $23,735,198 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $784,280.
(g)	Assets, other than investments in securities, less liabilities other than securities sold short.

Abbreviation Legend:
REITS -	Real Estate Investment Trusts

Reverse Repurchase Agreements Outstanding at March 31, 2015

Counterparty	Interest Rate	Trade Date	Maturity Date	Face Value	Face Value Including Accrued Interest
Bank of America Merrill Lynch	1.67%	03/25/15	04/24/15	$8,999,000	$9,001,922
Bank of America Merrill Lynch	1.67%	01/14/15	04/14/15	9,198,000	9,230,855
Bank of America Merrill Lynch	1.68%	03/16/15	04/16/15	6,790,000	6,795,070
Bank of America Merrill Lynch	1.68%	03/31/15	04/30/15	5,361,000	5,361,250
Bank of America Merrill Lynch	1.68%	03/16/15	04/16/15	5,824,000	5,828,349
Bank of America Merrill Lynch	1.68%	03/31/15	04/30/15	5,027,000	5,027,235
Bank of America Merrill Lynch	1.77%	03/18/15	06/18/15	3,514,000	3,516,419
Bank of America Merrill Lynch	1.77%	03/18/15	06/18/15	3,404,000	3,406,343
Bank of America Merrill Lynch	1.86%	02/19/15	05/19/15	7,194,000	7,209,239
Bank of America Merrill Lynch	1.86%	02/19/15	05/19/15	11,825,000	11,850,049
Bank of America Merrill Lynch	1.86%	02/19/15	05/19/15	17,738,000	17,775,575
Bank of America Merrill Lynch	1.86%	02/19/15	05/19/15	5,486,000	5,497,621
Bank of America Merrill Lynch	1.86%	02/19/15	05/19/15	10,890,000	10,913,069
Bank of America Merrill Lynch	1.86%	02/19/15	05/19/15	8,507,000	8,525,021
Bank of America Merrill Lynch	1.86%	02/19/15	05/19/15	2,107,000	2,111,463
Bank of America Merrill Lynch	1.86%	02/26/15	05/26/15	8,381,000	8,395,723
Bank of America Merrill Lynch	1.86%	02/19/15	05/19/15	5,940,000	5,952,583
Bank of America Merrill Lynch	1.86%	02/19/15	05/19/15	4,108,000	4,116,702
Bank of America Merrill Lynch	1.86%	02/26/15	05/26/15	7,215,000	7,227,674
Bank of America Merrill Lynch	1.86%	02/19/15	05/19/15	10,845,000	10,867,973
Bank of America Merrill Lynch	1.87%	03/25/15	06/25/15	7,742,000	7,744,815
RBC Capital Markets, LLC	1.27%	03/19/15	06/19/15	8,255,000	8,258,784
RBC Capital Markets, LLC	1.51%	02/17/15	05/18/15	12,404,000	12,426,329
RBC Capital Markets, LLC	1.52%	03/19/15	06/19/15	18,599,000	18,609,204
RBC Capital Markets, LLC	1.61%	02/13/15	05/12/15	13,108,000	13,135,520
RBC Capital Markets, LLC	1.76%	03/09/15	06/09/15	11,538,000	11,551,000
RBC Capital Markets, LLC	1.76%	03/23/15	06/23/15	10,046,000	10,050,432
RBC Capital Markets, LLC	1.77%	03/25/15	06/25/15	15,851,000	15,856,505
RBC Capital Markets, LLC	1.86%	03/09/15	06/09/15	6,908,000	6,916,225
RBC Capital Markets, LLC	1.86%	03/23/15	06/23/15	14,626,000	14,632,818
RBC Capital Markets, LLC	1.88%	02/17/15	08/17/15	13,262,000	13,291,819

Total Reverse Repurchase Agreements Outstanding				$280,692,000	$281,083,586

See Notes to Schedule of Investments.

Blackstone Real Estate Income Master Fund

Schedule of Investments (Continued) (Unaudited)

March 31, 2015

OTC Credit Default Swaps on Index (Sell Protection) — Outstanding at March 31, 2015

Reference Obligation	Rating	Master Fund Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Notional Amount(1)	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CMBX.NA.BB.6	BB	5.00%	05/25/63	Citibank, N.A.	103,326,210 USD	$1,632,783	$801,643	$831,140
CMBX.NA.BB.6	BB	5.00%	05/25/63	Morgan Stanley & Co. LLC	5,532,220 USD	87,421	35,503	51,918
CMBX.NA.BB.6	BB	5.00%	05/25/63	Goldman Sachs & Co.	30,646,000 USD	484,275	81,983	402,292
CMBX.NA.BB.7	BB	5.00%	01/25/47	Citibank, N.A.	7,399,410 USD	(41,102)	(234,934)	193,832
CMBX.NA.BB.7	BB	5.00%	01/25/47	Morgan Stanley & Co. LLC	5,000,000 USD	(27,773)	(9,739)	(18,034)
CMBX.NA.BBB.7	BBB	3.00%	01/25/47	Citibank, N.A.	4,425,510 USD	(33,542)	(139,592)	106,050

Total OTC Credit Default Swaps on Index (Sell Protection)						$2,102,062	$534,864	$1,567,198

(1)	The maximum potential amount the Master Fund could be required to pay as a seller of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Centrally Cleared Credit Default Swaps on Index (Buy Protection) — Outstanding at March 31, 2015

Reference Obligation	Rating	Master Fund Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CDX North America High Yield index	BB	(5.00)%	06/21/18	Citibank, N.A.	29,100,000 USD	$(2,504,019)	$(2,252,340)	$(251,679)
CDX North America High Yield index	BB	(5.00)%	06/21/18	Citibank, N.A.	31,040,000 USD	(2,719,191)	(2,476,047)	(243,144)

Total Centrally Cleared Credit Default Swaps on Index (Buy Protection)						$(5,223,210)	$(4,728,387)	$(494,823)

OTC Total Return Swap — Outstanding at March 31, 2015

Reference Instrument	Termination Date	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)

Buys
CITI Loan Funding LLC	03/11/16	Citibank, N.A.	8,278,000 USD	$4,129

Total OTC Total Return Swap Outstanding				$4,129

Centrally Cleared Interest Rate Swap — Outstanding at March 31, 2015

Master Fund Pays/ Receives Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Receives	Three-Month Libor	2.03%	05/20/21	Citibank, N.A.	100,000,000 USD	$(2,011,403)	$—	$(2,011,403)

Total Centrally Cleared Interest Rate Swap Outstanding						$(2,011,403)	$—	$(2,011,403)

See Notes to Schedule of Investments.

Blackstone Real Estate Income Master Fund

Notes to Schedule of Investments (Unaudited)

March 31, 2015

1. Organization

Blackstone Real Estate Income Master Fund (the ‘‘Master Fund’’), a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), is a non-diversified, closed-end management investment company. Blackstone Real Estate Income Fund (“Feeder Fund I”) and Blackstone Real Estate Income Fund II (“Feeder Fund II” and together with Feeder Fund I, the “Feeder Funds”) invest substantially all of their assets in the Master Fund. The Master Fund’s investment objective is to seek long-term total return, with an emphasis on current income, by primarily investing in a broad range of real estate-related debt investments.

The investment manager of the Master Fund and Feeder Funds is Blackstone Real Estate Income Advisors L.L.C. (“the Investment Manager”), a registered investment advisor under the Investment Advisers Act of 1940, as amended. The Board of Trustees (the “Board” and each member a “Trustee”) of the Master Fund and Feeder Funds supervises the conduct of the Master Fund’s and Feeder Funds’ affairs and, pursuant to their investment management agreements, has engaged the Investment Manager to manage the Master Fund’s and Feeder Funds’ day-to-day investment activities and operations.

2. Basis of Presentation

The Master Fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standard Board.

The Master Fund’s Schedule of Investments is prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and is stated in U.S. dollars.

3. Fair Value Hierarchy

Current fair value guidance defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. The hierarchy established under the fair value guidance gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3).

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for investments categorized in Level 3. The inputs or methodology used for valuing an investment are not necessarily an indication of the risk associated with investing in those securities.

Investments measured and reported at fair value are classified and disclosed in one of the following levels within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement:

•	Level 1 – quoted prices are available in active markets for identical investments as of the measurement date. The Master Fund does not adjust the quoted price for these investments.

•	Level 2 – quoted prices are available in markets that are not active or model inputs are based on inputs that are either directly or indirectly observable as of the measurement date.

•

Level 3 – pricing inputs are unobservable and include instances where there is minimal, if any, market activity for the investment. Inputs reflect the best estimate of what market participants would use in determining fair value of investments as of the measurement date.

Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the fair value hierarchy. In addition, in periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between Level 1, Level 2, or Level 3.

Blackstone Real Estate Income Master Fund

Notes to Schedule of Investments (Continued) (Unaudited)

March 31, 2015

The following is a summary categorization, as of March 31, 2015, of the Master Fund’s investments based on the level of inputs utilized in determining the value of such investments:

Asset Description:	Level 1	Level 2		Level 3	Total
Investments in Securities:
Commercial Mortgage-Backed Securities	$—	$589,848,780		$28,569,117	$618,417,897
Interest Only Commercial Mortgage-Backed Securities	—	9,556,784		—	9,556,784
Bank Loan	—	17,113,140		—	17,113,140
Mezzanine Debt	—	61,190,741		102,500,000	163,690,741
Common Stock	22,493,722	—		—	22,493,722
Mutual Fund-Money Market	100,005,099	—		—	100,005,099
Repurchase Agreements	—	81,530,909		—	81,530,909
Credit Default Swap Contracts	—	2,204,479		—	2,204,479
Total Return Swap Contract	—	4,129	[1]	—	4,129	[1]
Total Investments in Securities and Swap Contracts:	$122,498,821	$761,448,962		$131,069,117	$1,015,016,900
Cash	27,034,205	—		—	27,034,205
Restricted cash segregated with counterparties	29,192,382	—		—	29,192,382
Total Assets	$178,725,408	$761,448,962		$131,069,117	$1,071,243,487

Liability Description:	Level 1	Level 2		Level 3	Total
Securities Sold Short	$—	$107,281,830		$—	$107,281,830
Reverse Repurchase Agreements	—	281,083,586		—	281,083,586
Credit Default Swap Contracts	—	5,325,627		—	5,325,627
Interest Rate Swap Contract	—	2,011,403		—	2,011,403
Total Liabilities	$—	$395,702,446		$—	$395,702,446

[1]	Represents unrealized appreciation (depreciation).

There were no transfers between Level 1 and Level 2 during the period ended March 31, 2015.

The changes in investments measured at fair value for which the Master Fund used Level 3 inputs to determine fair value are as follows:

Asset Description:	Commercial Mortgage- Backed Securities	Corporate Bonds & Notes	Total
Balance as of January 1, 2015	$47,005,068	$—	$47,005,068
Transfers In	—	—	—
Transfers Out	—	—	—
Purchases	—	102,500,000	102,500,000
Sales	(23,362,550)	—	(23,362,550)
Net realized gain (loss)	1,287,808	—	1,287,808
Amortization Premium/Discount	52,225	—	52,225
Net change in unrealized appreciation	3,586,566	—	3,586,566

Balance as of March 31, 2015	$28,569,117	$102,500,000	$131,069,117

Net change in unrealized appreciation related to investments still held as of March 31, 2015	$3,514,969	$—	$3,514,969

Investments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value in such Level 3 investments.

Item 2. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as required by Rule 30a-3(b) under the Investment Company Act of 1940 (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)), as of the Evaluation Date.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certification of Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99.302CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Blackstone Real Estate Income Master Fund

By:	/s/ Michael Nash
Michael Nash (Principal Executive Officer)
Chairman, Chief Executive Officer and President

May 20, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Michael Nash
Michael Nash (Principal Executive Officer)
Chairman, Chief Executive Officer and President

May 20, 2015

By:	/s/ Garrett Goldberg
Garrett Goldberg
(Principal Financial and Accounting Officer)
Chief Financial Officer and Treasurer

May 20, 2015